System Fund and reimbursables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
System Fund and reimbursables
32. System Fund and reimbursables
System Fund and reimbursable revenues and expenses comprise:

	2023 $m	2022 $m	2021 $m

System Fund revenues	1,564	1,217	928

Reimbursable revenues	896	832	589

System Fund and reimbursable revenues	2,460	2,049	1,517

System Fund expenses	(1,545)	(1,322)	(939)

Reimbursable expenses	(896)	(832)	(589)

System Fund and reimbursable expenses	(2,441)	(2,154)	(1,528)
System Fund revenues include:

	2023 $m	2022 $m	2021 $m

Assessment fees and contributions received from hotels and other revenues	1,185	989	727

Loyalty programme revenues, net of the cost of point redemptions	379	228	201
System Fund expenses include:

	2023 $m	2022 $m	2021 $m

Marketing	498	408	147

Staff costs	399	341	304

Depreciation and amortisation	83	86	94

Impairment loss/(reversal) on trade receivables (note 17)	–	7	(6)

Other net impairment reversals (note 14)	–	–	(3)